CAPITAL STRUCTURE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 29, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2020	Sep. 30, 2022
Class of Stock [Line Items]
Common stock par value		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock shares outstanding		17,784,341		17,784,341		15,306,108	13,539,544
Common stock shares issued		17,784,341		17,784,341
Common stock voting rights				Common stockholders are entitled to one vote per share on all matters submitted to a vote of stockholders.
Number of shares held		6,800,000		6,800,000		6,800,000
Voting percentage		91.00%		91.00%
Proceeds from common stock issued					$ 32,720	$ 32,720	$ 187,500
Common stock shares issued		17,784,341		17,784,341		15,306,108	13,539,544
Strata Agreement [Member]
Class of Stock [Line Items]
Number of stock issued						200,000
Share price						$ 0.12
Proceeds from common stock issued						$ 60,000
Insiders Stockholders [Member]
Class of Stock [Line Items]
Number of shares held						6,800,000	7,500,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock par value						$ 0.001
Common stock shares outstanding						15,306,108
Common stock voting rights						Common stockholders are entitled to one vote per share on all matters submitted to a vote of stockholders.
Voting percentage						91.00%
Common stock shares issued						15,306,108
ClearThink [Member] | Strata Agreement [Member]
Class of Stock [Line Items]
Term	24 months
Number of stock purchased	$ 5,000,000
Proceeds from common stock issued	$ 50,000
Number of stock purchased	Company’s registered common stock with a purchase price equal to 80% of the average of the two lowest daily stock prices during a ten (10) day trading period. The Strata Agreement requires a minimum purchase of $25,000 with a maximum purchase at the lesser or $1,000,000 or 500% of the daily average shares traded for the prior 10-day period. At no time shall the total number of shares purchased under this Strata Agreement exceed 9.99% of the Company’s outstanding common stock. ClearThink made an initial purchase of 400,000 shares of restricted stock in exchange for $100,000.
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock voting rights				The holder of Series A preferred stock is entity to 80% of all voting rights available at the time of any vote.		The holder of Series A preferred stock is entity to 80% of all voting rights
Shares of common stock				5,000,000
Preferred stock shares authorized		1,000,000		1,000,000		1,000,000	1,000,000
Preferred stock, shares issued		1,000,000		1,000,000		1,000,000	1,000,000
Preferred stock, shares outstanding		1,000,000		1,000,000		1,000,000	1,000,000
Preferred stock par value		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Series A Preferred Stock [Member] | CRO [Member]
Class of Stock [Line Items]
Number of shares held						404,000	404,000
Series A Preferred Stock [Member] | CRO's Son [Member]
Class of Stock [Line Items]
Number of shares held						196,000	196,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized		560,000		560,000		560,000	560,000		260,000	560,000
Preferred stock, shares issued		560,000		560,000		560,000	560,000			260,000
Preferred stock, shares outstanding		560,000		560,000		560,000	560,000
Preferred stock par value		$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Number of stock issued								300,000	260,000
Additional consideration at a fair value								$ 450,000	$ 260
Share price								$ 1.50
Series B Preferred Stock [Member] | CRO [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding		404,000		404,000		104,000
Series B Preferred Stock [Member] | CRO's Son [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding		52,000		52,000		52,000
Strata Purchase Agreement [Member]
Class of Stock [Line Items]
Number of stock issued		200,000		600,000
Share price		$ 0.09		$ 0.09
Proceeds from common stock issued		$ 30,000		$ 54,000
Working capital advances but issued no shares			$ 87,500		$ 87,500
Strata Purchase Agreement [Member] | ClearThink [Member]
Class of Stock [Line Items]
Term	24 months
Number of stock purchased	$ 5,000,000
Number of stock purchased description	Company’s registered common stock with a purchase price equal to 80% of the average of the two lowest daily stock prices during a ten (10) day trading period. The Strata Agreement requires a minimum purchase of $25,000 with a maximum purchase at the lesser or $1,000,000 or 500% of the daily average shares traded for the prior 10-day period. At no time shall the total number of shares purchased under this Strata Agreement exceed 9.99% of the Company’s outstanding common stock. ClearThink made an initial purchase of 400,000 shares of restricted stock in exchange for $100,000.
Proceeds from common stock issued	$ 50,000